Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss	$ 1,587	$ 1,708	$ 5,067	$ 5,046
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	100,000
Loss per share attributable to ordinary shareholders, basic	$ 1.59	$ 1.71	$ 5.07	$ 50.46